Note 17 - Issuance of Redeemable Restricted Common Stock	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Redeemable Restricted Common Stock [Text Block]
(17)	Issuance of Redeemable Restricted Common Stock

On July 7, 2025, the Company entered into a Stock Purchase Agreement (the “SPA”) with Lightera, LLC (“Lightera”) to issue 642,199 shares of common stock for $2.0 million of cash consideration. The SPA provides the Company with the right to repurchase the shares issued to Lightera at a price equal to the greater of the price per share of common stock paid at issuance or the average price per share of common stock as traded for the ten trading days ending on the business day immediately prior to the date on which the call notice is delivered (the “Call Option”). Similarly, Lightera has a corresponding right to require the Company repurchase the shares issued using the same pricing mechanism included in the Call Option (the “Put Option”).

Contemporaneous with the SPA, the Company and Lightera entered into a Joint Collaboration Agreement (the “Collaboration Agreement”) on the same date, establishing a strategic collaboration aimed at expanding product offerings to customers, increasing customer engagement and enhancing customer service for both new and existing customers, which will include certain Lightera products being offered and sold by the Company.

The Call Option and the Put Option cannot be exercised for a period of two years from July 7, 2025 unless accelerated based on contingent events, including, but not limited to, the termination of the Collaboration Agreement, a change-in-control of the Company, or material acquisition by the Company. Unless the term of the Collaboration Agreement is extended beyond such date, the Call Option and the Put Option will generally expire 90 days following July 7, 2027, if they are not exercised. Lightera is restricted from transferring or disposing of the shares of common stock before the Call Option and Put Option become exercisable.

The Put Option becomes exercisable on July 7, 2027, if not sooner, upon the occurrence of certain events, or later pursuant to the extension of the Collaborative Agreement as described above. The exercise of the Put Option is outside of the Company’s control. Therefore, the common stock issued to Lightera is determined to be redeemable with the passage of time and thus recorded outside of permanent equity.

The Call Option and the Put Option can be exercised one or more times during the permitted exercise period, but the total number of shares of redeemable common stock purchased cannot exceed the original 642,199 shares of redeemable common stock originally issued to Lightera on July 7, 2025.

The Company may be obligated to cumulatively purchase a sufficient number of shares of redeemable common stock through one or more exercises of the Call Option and the Put Option up to a cap equal to the value of Lightera’s total investment of $2.0 million, using a price per share of redeemable common stock equal to the greater of the price per share of redeemable common stock paid at issuance (approximately $3.11 per share), or the average price per share of redeemable common stock as traded for the ten trading days ending on the business day immediately prior to the date any individual Call Option or Put Option is exercised.

Generally, the maximum redemption value of the redeemable common stock is $2.0 million; however, in the event Lightera exercises the Put Option for a number of shares of redeemable common stock that would result in a redemption value greater than Lightera’s total investment, the Company may be required to assist Lightera with the disposition of any remaining shares of redeemable common stock in excess of $2.0 million in value, or in certain limited circumstances, the Company may be required to (i) register the remaining shares of redeemable common stock enabling Lightera to publicly trade these shares or (ii) purchase the remaining shares by issuing a promissory note to Lightera. As a result, the Company has recorded the value of the redeemable common stock at the average stock price for the ten days preceding the balance sheet date multiplied by the total number of the redeemable shares.

The Company initially recorded the redeemable common stock at $1,907,517, the $2,000,000 cash consideration, net of issuance costs of $92,483.

While not currently redeemable, the redeemable common stock is probable of becoming redeemable and thus the Company has elected to recognize the redeemable common stock at redemption value of $5.1 million as of October 31, 2025. The corresponding changes in redemption value are recognized in retained earnings.

The Company evaluated the Call Option and Put Option and concluded that these embedded features were not indexed to the underlying equity-like instruments and are required to be bifurcated and recognized as a compound derivative instrument. As of the date of issuance and October 31, 2025, the Company concluded the fair value of the bifurcated compound derivative was insignificant as the strike price adjusts with the movement of the trading price of the underlying common stock.